UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21147

Eaton Vance Insured California Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	September 30

Date of Reporting Period:	June 30, 2008

Item 1. Schedule of Investments

Eaton Vance Insured California Municipal Bond Fund	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 164.4%

Principal
Amount
(000’s omitted)	Security	Value
General Obligations — 3.5%
$9,975	California, 5.50%, 11/1/33	$10,200,634
		$10,200,634
Hospital — 11.3%
$2,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$2,018,940
1,745	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	1,657,907
10,900	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	10,343,337
2,330	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,228,435
3,850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	3,684,026
4,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	4,008,160
2,100	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,896,552
3,165	Washington Township Health Care District, 5.00%, 7/1/32	3,014,188
1,000	Washington Township Health Care District, 5.00%, 7/1/37	938,240
3,005	Washington Township Health Care District, 5.25%, 7/1/29	3,005,000
		$32,794,785
Insured-Electric Utilities — 12.2%
$20,000	Anaheim Public Financing Authority, (Electric System Distribution Facilities), (MBIA), 4.50%, 10/1/27(1)	$18,629,000
6,950	Los Angeles Department of Water & Power, Power Systems Revenue, (AMBAC), 5.00%, 7/1/26	7,147,866
4,000	Sacramento Municipal Electric Utility District, (FSA), 5.00%, 8/15/28	4,056,280
5,380	Sacramento Municipal Electric Utility District, (MBIA), 5.00%, 8/15/28	5,352,670
		$35,185,816
Insured-Escrowed/Prerefunded — 1.5%
$55	California Water Resource, (Central Valley), (FGIC), Prerefunded to 12/1/12, 5.00%, 12/1/29	$59,138
7,540	Foothill/Eastern, Transportation Corridor Agency, (FSA), Escrowed to Maturity, 0.00%, 1/1/21	4,243,964
		$4,303,102
Insured-General Obligations — 33.2%
$4,260	Antelope Valley Community College District, (Election of 2004), (MBIA), 5.25%, 8/1/39	$4,318,192
17,495	Arcadia Unified School District, (FSA), 0.00%, 8/1/40	2,903,995
18,375	Arcadia Unified School District, (FSA), 0.00%, 8/1/41	2,887,631
2,840	Azusa Unified School District, (FSA), 0.00%, 7/1/25	1,198,310
6,030	Burbank Unified School District, (FGIC), 0.00%, 8/1/21	3,049,612
6,500	California, (AGC), 4.50%, 8/1/30(1)	6,153,810
10,000	Chabot - Las Positas, Community College District, (AMBAC), 0.00%, 8/1/32	2,652,100
10,000	Chabot - Las Positas, Community College District, (AMBAC), 0.00%, 8/1/36	2,068,400
10,000	Chabot - Las Positas, Community College District, (AMBAC), 0.00%, 8/1/37	1,944,600
32,755	Chabot - Las Positas, Community College District, (AMBAC), 0.00%, 8/1/44	4,103,219
3,000	Chino Valley Unified School District, (FSA), 5.00%, 8/1/26	3,055,110
10,600	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/33	2,717,628
25,000	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/34	6,055,500

$6,180	El Camino Hospital District, (MBIA), 4.45%, 8/1/36	$5,553,842
7,725	Escondido, (Election of 2004), (MBIA), 4.75%, 9/1/36	7,267,757
2,060	Huntington Beach, City School District, (FGIC), 0.00%, 8/1/25	817,635
2,140	Huntington Beach, City School District, (FGIC), 0.00%, 8/1/26	796,487
2,000	Jurupa Unified School District, (FGIC), 0.00%, 8/1/23	887,360
2,000	Jurupa Unified School District, (FGIC), 0.00%, 8/1/26	733,980
3,225	Modesto, High School District, Stanislaus County, (FGIC), 0.00%, 8/1/24	1,362,208
10,000	San Diego Unified School District, (FGIC), 0.00%, 7/1/22	4,866,500
10,000	San Diego Unified School District, (FGIC), 0.00%, 7/1/23	4,588,900
8,000	San Juan Unified School District, (FSA), 0.00%, 8/1/21	4,202,720
5,000	San Mateo County, Community College District, (FGIC), 0.00%, 9/1/22	2,429,200
4,365	San Mateo County, Community College District, (FGIC), 0.00%, 9/1/23	2,000,523
3,955	San Mateo County, Community College District, (FGIC), 0.00%, 9/1/25	1,607,510
5,240	San Mateo, Union High School District, (FGIC), 0.00%, 9/1/21	2,679,893
2,740	Santa Ana Unified School District, (MBIA), 5.00%, 8/1/32	2,740,877
5,915	Santa Clara Unified School District, (Election of 2004), (FSA), 4.375%, 7/1/30	5,541,349
3,825	Union Elementary School District, (FGIC), 0.00%, 9/1/24	1,639,127
3,000	Ventura County, Community College District, (MBIA), 5.00%, 8/1/27	3,049,680
		$95,873,655
Insured-Hospital — 12.1%
$19,495	California Health Facilities Financing Authority, (Sutter Health), (MBIA), 5.00%, 8/15/38(1)	$19,224,994
10,000	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/31	10,006,300
3,650	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41	3,626,457
2,000	California Statewide Communities Development Authority, (Sutter Health), (AMBAC), 5.00%, 11/15/38	1,972,200
		$34,829,951
Insured-Lease Revenue/Certificates of Participation — 12.5%
$11,915	California Public Works Board Lease Revenue, (California Community College), (FGIC), 4.00%, 10/1/30	$9,904,105
1,000	California Public Works Board Lease Revenue, (Department of General Services), (AMBAC), 5.00%, 12/1/27	1,002,320
10,000	San Diego County Water Authority, (FSA), 5.00%, 5/1/38(1)	10,115,600
15,000	San Jose Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37	15,068,250
		$36,090,275
Insured-Other Revenue — 6.9%
$20,275	Golden State Tobacco Securitization Corp., (AGC), 5.00%, 6/1/45(1)	$19,839,493
		$19,839,493
Insured-Public Education — 8.0%
$1,000	California State University, (AMBAC), 5.125%, 11/1/26	$1,009,010
3,095	University of California, (FSA), 4.50%, 5/15/26(1)	3,020,565
6,690	University of California, (FSA), 4.50%, 5/15/28(1)	6,442,738
12,865	University of California, General Revenues, (BHAC), (FGIC), 4.75%, 5/15/37	12,645,909
		$23,118,222
Insured-Sewer Revenue — 6.4%
$18,350	Livermore-Amador Valley, Water Management Agency, (AMBAC), 5.00%, 8/1/31	$18,406,334
		$18,406,334
Insured-Special Assessment Revenue — 7.7%
$7,765	Ceres, Redevelopment Agency Tax, (AMBAC), 4.00%, 11/1/36(2)	$6,321,875
1,800	Murrieta Redevelopment Agency Tax, (MBIA), 5.00%, 8/1/32	1,784,988
7,000	Pomona, Public Financing Authority, (MBIA), 5.00%, 2/1/33	7,004,760
4,110	Santa Cruz County, Redevelopment Agency Tax, (MBIA), 5.00%, 9/1/35	4,067,544
3,000	Tustin Unified School District, (FSA), 5.00%, 9/1/38	3,002,040
		$22,181,207
Insured-Special Tax Revenue — 15.0%
$1,900	Hesperia Public Financing Authority, (Redevelopment and Housing Project), (XLCA), 5.00%, 9/1/31	$1,729,969
10,355	Hesperia Public Financing Authority, (Redevelopment and Housing Project), (XLCA), 5.00%, 9/1/37	9,168,938
2,500	North City, School Facility Financing Authority, (AMBAC), 0.00%, 9/1/26	951,150
77,090	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	5,350,816
13,095	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	1,681,267
25,980	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	3,144,359

$16,350	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	$1,862,429
925	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.00%, 7/1/26	935,527
3,595	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	3,616,858
1,850	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.125%, 7/1/36	1,863,024
7,000	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (FSA), 4.25%, 7/1/36	6,213,410
8,425	San Jose Redevelopment Agency, (Merged Area), (XLCA), 4.25%, 8/1/36	6,979,354
		$43,497,101
Insured-Transportation — 6.5%
$3,000	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	$2,954,820
13,940	Sacramento County, Airport System, (FSA), 5.00%, 7/1/27(1)	14,905,485
3,445	San Joaquin Hills, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/30	942,173
		$18,802,478
Insured-Utilities — 5.1%
$14,750	Los Angeles, Department of Water and Power, (MBIA), 5.125%, 7/1/41(1)	$14,809,000
		$14,809,000
Insured-Water Revenue — 21.5%
$8,125	California Water Resource, (Central Valley), (FGIC), 5.00%, 12/1/29	$8,214,456
7,065	Calleguas Las Virgenes Public Financing Authority, (Municipal Water District), (FGIC), 4.75%, 7/1/37	6,702,919
5,500	Contra Costa, Water District, (FSA), 4.50%, 10/1/26(1)	5,277,415
85	Los Angeles Department of Water & Power, (BHAC), (FGIC), 5.00%, 7/1/43	85,388
7,750	Los Angeles Department of Water & Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	7,785,418
10,000	Metropolitan Water District, (BHAC), (FGIC), 5.00%, 10/1/36	10,086,500
1,750	San Diego, (Water Utility Fund), (FGIC), 4.75%, 8/1/28	1,686,283
8,330	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	7,530,737
7,500	San Luis Obispo County, (Nacimiento Water Project), (MBIA), 4.50%, 9/1/40	6,778,650
9,500	Santa Clara Valley Water District, (FSA), 3.75%, 6/1/28	8,098,560
		$62,246,326
Lease Revenue/Certificates of Participation — 1.0%
$2,570	Sacramento City Financing Authority, 5.40%, 11/1/20	$2,772,799
		$2,772,799
Total Tax-Exempt Investments — 164.4% (identified cost $488,881,227)		$474,951,178
Other Assets, Less Liabilities — (34.1)%		$(98,451,098)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (30.3)%		$(87,630,840)
Net Assets Applicable to Common Shares — 100.0%		$288,869,240

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
BHAC	—	Berkshire Hathaway Assurance Corp.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2008, 90.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.8% to 22.8% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2008 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/08	412 U.S. Treasury Bond	Short	$(46,449,366)	$(47,624,625)	$(1,175,259)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	$12,850,000	4.985%	3 month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$25,016
Merrill Lynch Capital Services, Inc.	20,675,000	4.9025%	3 month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	213,415
Morgan Stanley Capital Services, Inc.	7,750,000	5.428%	3 month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(525,353)
					$(286,922)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$365,278,938
Gross unrealized appreciation	$3,737,740
Gross unrealized depreciation	(19,360,500)
Net unrealized depreciation	$(15,622,760)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured California Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 27, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 27, 2008